Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income

($ millions)	Defined benefit pension and PRB plans	Hedge net investments	Translation foreign operations	Equity investee	Total
Opening balance, January 1, 2021	$(12)	$(158)	$220	$—	$50
OCI before reclassification	3	—	(61)	—	(58)
Amounts reclassified from OCI	3	—	—	—	3
Current period OCI (pre-tax)	$6	$—	$(61)	$—	$(55)
Income tax on amounts retained in AOCI	(1)	—	—	—	(1)
Income tax on amounts reclassified to earnings	(1)	—	—	—	(1)
Net current period OCI	$4	$—	$(61)	$—	$(57)
Ending balance, December 31, 2021	$(8)	$(158)	$159	$—	$(7)

Opening balance, January 1, 2020	$(6)	$(149)	$395	$5	$245
OCI before reclassification	(11)	(10)	(175)	(5)	(201)
Amounts reclassified from OCI	3	—	—	—	3
Current period OCI (pre-tax)	$(8)	$(10)	$(175)	$(5)	$(198)
Income tax on amounts retained in AOCI	3	1	—	—	4
Income tax on amounts reclassified to earnings	(1)	—	—	—	(1)
Net current period OCI	$(6)	$(9)	$(175)	$(5)	$(195)
Ending balance, December 31, 2020	$(12)	$(158)	$220	$—	$50

Summary of Reclassification from Accumulated Other Comprehensive Income
Reclassification From Accumulated Other Comprehensive Income

AOCI components reclassified	Income statement line item	Year Ended December 31, 2021	Year Ended December 31, 2020
Defined benefit pension and PRB plans	Other income	$3	$3
Deferred income taxes	Income tax expense – deferred	(1)	(1)
		$2	$2